SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION

SEGMENT INFORMATION
We manage our business based on three geographical segments: Americas (North and South America), EMEA (Europe, Middle East and Africa) and APAC (Asia Pacific). Our segments provide a broad portfolio of essential healthcare products, including acute and chronic dialysis therapies; sterile IV solutions; infusion systems and devices; parenteral nutrition therapies; inhaled anesthetics; generic injectable pharmaceuticals; and surgical hemostat and sealant products. In the first quarter of 2021, the information provided to our Chief Executive Officer for purposes of allocating resources and assessing performance was updated to reallocate contracted services activities performed at a German manufacturing facility from our EMEA segment to our Americas segment. The contracted services performed at that facility are part of our BioPharma Solutions business, which is managed as part of the Americas segment. Accordingly, the reported financial results of the Americas segment now include the contracted services activities performed at that facility. Segment results for 2020, 2019 and 2018 have been recast to conform to this presentation.
We use operating income on a segment basis to make resource allocation decisions and assess the ongoing performance of our business segments. Intersegment sales are eliminated in consolidation.
Certain items are maintained at Corporate and are not allocated to a segment. They primarily include the majority of foreign currency hedging activities, corporate headquarters costs, certain R&D costs, certain product category support costs, stock compensation expense, certain employee benefit plan costs, and certain gains, losses, and other charges (such as business optimization, acquisition and integration costs, intangible asset amortization and asset impairments).  Our chief operating decision maker does not receive any asset information by operating segment and, accordingly, we do not report asset information by operating segment.
Financial information for our segments is as follows:

for the years ended December 31 (in millions)	2020	2019	2018
Net sales:
Americas	$6,321	$6,306	$6,156
EMEA	2,877	2,756	2,741
APAC	2,475	2,300	2,202
Total net sales	$11,673	$11,362	$11,099
Operating income:
Americas	$2,389	$2,499	$2,533
EMEA	523	527	544
APAC	591	549	532
Total segment operating income	$3,503	$3,575	$3,609
Depreciation Expense:
Americas	$249	$255	$229
EMEA	150	149	158
APAC	94	85	95
Corporate and other	108	117	120
Total depreciation expense	$601	$606	$602
Capital expenditures:
Americas	$380	$325	$296
EMEA	157	143	140
APAC	103	98	122
Corporate and other	84	120	134
Total capital expenditures	$724	$686	$692
The following table is a reconciliation of segment operating income to income from continuing operations before income taxes per the consolidated statements of income.

for the years ended December 31 (in millions)	2020	2019	2018
Total segment operating income	$3,503	$3,575	$3,609
Corporate and other	(1,887)	(1,803)	(2,025)
Total operating income	1,616	1,772	1,584
Net interest expense	134	71	45
Other (income) expense, net	190	731	(78)
Income from continuing operations before income taxes	$1,292	$970	$1,617
Geographic information

for the years ended December 31 (in millions)	2020	2019	2018
Net sales:
United States	$4,878	$4,826	$4,723
Latin America and Canada	1,191	1,268	1,228
EMEA	3,129	2,968	2,946
APAC	2,475	2,300	2,202
Total net sales	$11,673	$11,362	$11,099

as of December 31 (in millions)	2020	2019
PP&E and operating lease right-of-use assets, net:
United States	$1,888	$1,889
EMEA	1,556	1,447
APAC	1,024	959
Latin America and Canada	857	825
Consolidated PP&E and operating lease right-of-use assets, net	$5,325	$5,120